Related Party Transactions - Schedule of significant related party transactions, lease transactions rent expense (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
CyberLink-Japan
Related Party Transactions
Rent expense	$ 40	$ 39